Intangible assets and goodwill - Summary Of Detailed Information About Amortization Of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Amortisation Of Intangible Assets [Line Items]
Amortization of intangible assets	$ 236	$ 261	$ 538